FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Derivative changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Beginning balance	R$ (283,908)	R$ 986,862
Fair value assessment - result	1,151,248	(1,416,044)
Fair value assessment - OCI	84,825
Amortizations	106,655	145,274
Ending balance	1,058,820	(283,908)
Assets	2,236,755	373,606
Liabilities	R$ 1,177,935	R$ 657,514